Provision for Pension Plan - Actuarial Assumption Used to Determine Actuarial Present Value of Projected Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligations	9.20%	9.83%
Expected long-term rate of return on plan assets	9.20%	9.83%
Rate of compensation increase	4.00%	4.30%
Inflation rate assumption used in the above	4.00%	4.30%
BrTPREV and PAMEC Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligations	9.20%	9.83%
Expected long-term rate of return on plan assets	9.20%	9.83%
Rate of compensation increase	4.00%	4.30%
Inflation rate assumption used in the above	4.00%	4.30%
TelemarPrev and PBS-Telemar Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligations	9.20%	9.83%
Expected long-term rate of return on plan assets	9.20%	9.83%
Rate of compensation increase	4.00%	4.30%
Inflation rate assumption used in the above	4.00%	4.30%